Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Net book value - Beginning	$ 336,943
Amortization	(28,020)	$ (26,309)
Net book value - Ending	356,347	336,943
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Cost - Beginning	531,252	513,274
Accumulated amortization - Beginning	(194,309)	(170,493)
Net book value - Beginning	336,943	342,781
Acquired through business combinations	36,726	20,962
Additions	8,158	4,029
Amortization	(28,020)	(26,309)
Foreign exchange	2,540	(4,520)
Cost - Ending	580,227	531,252
Accumulated amortization - Ending	(223,880)	(194,309)
Net book value - Ending	356,347	336,943
Gross carrying amount [Member] | Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Cost - Beginning	454,581	439,201
Accumulated amortization - Beginning	(151,286)	(130,843)
Net book value - Beginning	303,295	308,358
Acquired through business combinations	34,145	19,975
Additions	0	0
Amortization	(22,788)	(22,022)
Foreign exchange	1,675	(3,016)
Cost - Ending	491,402	454,581
Accumulated amortization - Ending	(175,075)	(151,286)
Net book value - Ending	316,327	303,295
Gross carrying amount [Member] | Brand Name [Member]
Disclosure of detailed information about intangible assets [line items]
Cost - Beginning	22,368	23,223
Accumulated amortization - Beginning	(5,461)	(5,461)
Net book value - Beginning	16,907	17,762
Acquired through business combinations	280	0
Additions	0	0
Amortization	0	0
Foreign exchange	484	(855)
Cost - Ending	23,132	22,368
Accumulated amortization - Ending	(5,461)	(5,461)
Net book value - Ending	17,671	16,907
Gross carrying amount [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Cost - Beginning	22,803	19,823
Accumulated amortization - Beginning	(11,917)	(10,189)
Net book value - Beginning	10,886	9,634
Acquired through business combinations	143	7
Additions	8,158	4,029
Amortization	(3,266)	(2,137)
Foreign exchange	372	(647)
Cost - Ending	31,739	22,803
Accumulated amortization - Ending	(15,446)	(11,917)
Net book value - Ending	16,293	10,886
Gross carrying amount [Member] | Non-compete Agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Cost - Beginning	25,195	24,722
Accumulated amortization - Beginning	(21,862)	(20,637)
Net book value - Beginning	3,333	4,085
Acquired through business combinations	2,158	980
Additions	0	0
Amortization	(1,546)	(1,730)
Foreign exchange	9	(2)
Cost - Ending	27,649	25,195
Accumulated amortization - Ending	(23,695)	(21,862)
Net book value - Ending	3,954	3,333
Gross carrying amount [Member] | Favourable Lease Agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Cost - Beginning	6,305	6,305
Accumulated amortization - Beginning	(3,783)	(3,363)
Net book value - Beginning	2,522	2,942
Acquired through business combinations	0	0
Additions	0	0
Amortization	(420)	(420)
Foreign exchange	0	0
Cost - Ending	6,305	6,305
Accumulated amortization - Ending	(4,203)	(3,783)
Net book value - Ending	$ 2,102	$ 2,522